Fair Value Measurements - Other Fair Value Measurements (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Long-term Debt	$ 2,510.5	$ 2,510.3